Leases - Schedule of Future Minimum Payments under Operating Leases (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Future Minimum Payments under Operating Leases [Abstract]
2025	$ 51,662
2026	29,743
Total lease payments	81,405
Less: imputed interest	(2,063)
Total operating lease liabilities, net of interest	$ 79,342	$ 131,325